FINANCIAL INSTRUMENTS (Details 19) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current trade receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	$ 829,063	$ 647,667
Current trade receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	832,612	650,740
Current trade receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	3,549	3,073
Current financial lease receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	27	121
Current financial lease receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	27	121
Current financial lease receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Current Several Debtors
Disclosure Of Financials Instruments [Line items]
Credit exposure	21,646	14,708
Current Several Debtors | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	21,732	14,736
Current Several Debtors | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	86	28
Current Other Receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	44,081	51,114
Current Other Receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	47,198	53,589
Current Advance Payments
Disclosure Of Financials Instruments [Line items]
Credit exposure	85,106	23,771
Current Advance Payments | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	85,106	23,771
Current receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	979,923	737,381
Current receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	986,675	742,957
Current receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	6,752	5,576
Current Provision For Doubtful Other Receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	3,117	2,475
Non current trade receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	34	52
Non current trade receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	2,074	2,476
Non current trade receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	2,040	2,424
Non current financial lease receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	26
Non current financial lease receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	26
Non current financial lease receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Non Current Several Debtors
Disclosure Of Financials Instruments [Line items]
Credit exposure	10,896	3,986
Non Current Several Debtors | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	10,896	3,986
Non Current Several Debtors | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Non Current Advance Payments
Disclosure Of Financials Instruments [Line items]
Credit exposure	1,271	8,331
Non Current Advance Payments | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	1,271	8,331
Non current receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	14,338	16,606
Non current receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	16,378	19,030
Non current receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	2,040	2,424
Non Current Other Receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	2,137	4,211
Non Current Other Receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	2,137	4,211
Non Current Provision For Doubtful Other Receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	$ 0	$ 0